13 Investments in joint venture (Details) - Bellamar Empreendimento e Participacao S.A [member]	12 Months Ended
Dec. 31, 2020
Disclosure of joint ventures [line items]
Group joint venture	Financeira Itaú CBD S.A.
Name of joint venture	Bellamar Empreendimento e Participação S.A.
Name of country	Brazil
Participation in investments	50.00%